OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 134	$ 57
Prepaid expenses	438	371
Rent and motor leasing deposits	71	74
Others	94	135
Total other accounts receivable and prepaid expenses	$ 737	$ 637